WARRANTS (Details - Warrant Activity) - Warrant [Member] - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Number of Shares Outstanding beginning balance	9,500,000	4,529,371	4,529,371	3,687,484
Weighted-average Exercise Price Outstanding beginning balance	$ 0.03	$ 0.20	$ 0.20	$ 0.41
Remaining Contractual Term (years) Outstanding beginning balance	7 years 10 months 24 days	3 months 18 days	3 months 18 days	1 year 1 month 20 days
Aggregate Intrinsic Value Outstanding beginning balance	$ 1,268,000
Number of Shares, Granted		9,500,000	9,500,000	2,000,000
Weighted-average Exercise Price, Granted	$ 0	$ 0.03	$ 0.03	$ 0.08
Remaining Contractual Term (years), Granted		8 years 6 months 10 days	8 years 6 months 10 days	1 year
Aggregate Intrinsic Value, Granted
Number of Shares, Exercised
Weighted-average Exercise Price, Exercised	$ 0
Number of Shares, Expired/Forfeited		(4,529,371)	(4,529,371)	(1,158,313)
Weighted-average Exercise Price, Expired/Forfeited	$ 0	$ 0.20	$ 0.20	$ 0.67
Remaining Contractual Term (years),Expired/Forfeited				14 days
Aggregate Intrinsic Value, Expired/Forfeited
Number of Shares Outstanding ending balance	9,500,000	9,500,000	9,500,000	4,529,371
Weighted-average Exercise Price Outstanding ending balance	$ 0.03	$ 0.03	$ 0.03	$ 0.20
Remaining Contractual Term (years) Outstanding ending balance	7 years 1 month 24 days	8 years 1 month 24 days	7 years 10 months 24 days	3 months 18 days
Aggregate Intrinsic Value Outstanding ending balance	$ 685,650	$ 185,000	$ 1,268,000
Number of shares Exercisable				4,529,371
Weighted-average Exercise Price, Exercisable				$ 0.20
Remaining Contractual Term (years), Exercisable				3 months 18 days
Aggregate Intrinsic Value, Exercisabe
Aggregate Intrinsic Value, Exercised
Number of Shares, Expired/Forfeited		4,529,371	4,529,371	1,158,313